Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)		Total	LEO HOLDINGS III CORP [Member]	Additional Paid-in Capital	Additional Paid-in Capital LEO HOLDINGS III CORP [Member]	Accumulated Deficit	Accumulated Deficit LEO HOLDINGS III CORP [Member]	Class A Ordinary Shares [Member] LEO HOLDINGS III CORP [Member]	Class A Ordinary Shares [Member] Common Stock [Member] LEO HOLDINGS III CORP [Member]	Class B Ordinary Shares [Member] LEO HOLDINGS III CORP [Member]	Class B Ordinary Shares [Member] Common Stock [Member] LEO HOLDINGS III CORP [Member]		Non-Voting Common Stock [Member] Common Stock [Member]	Voting Common Stock [Member] Common Stock [Member]
Beginning Balance at Dec. 31, 2018		$ (333,000)		$ 0		$ (334,000)							$ 0	$ 1,000
Beginning Balance (Shares) at Dec. 31, 2018													0	8,667,296
Sale of units in initial public offering, less fair value of warrant liabilities for public warrants		4,500,000		4,500,000		0							$ 0	$ 0
Sale of units in initial public offering, less fair value of warrant liabilities for public warrants (Shares)													0	2,516,283
Class A ordinary shares subject to possible redemption		(149,000)		(149,000)		0							$ 0	$ 0
Class A ordinary shares subject to possible redemption (Shares)													0	(891,891)
Net income (loss)		(3,406,000)		0		(3,406,000)
Stock-based compensation		1,942,000		1,942,000		0
Ending Balance at Dec. 31, 2019		2,554,000		6,293,000		(3,740,000)							$ 0	$ 1,000
Ending Balance (Shares) at Dec. 31, 2019													0	10,291,688
Class A ordinary shares subject to possible redemption		(11,000)		(11,000)		0							$ 0	$ 0
Class A ordinary shares subject to possible redemption (Shares)													0	(405,405)
Net income (loss)		(5,028,000)		0		(5,028,000)
Stock-based compensation		2,471,000		2,471,000		0
Ending Balance at Sep. 30, 2020		(14,000)		8,753,000		(8,768,000)							$ 0	$ 1,000
Ending Balance (Shares) at Sep. 30, 2020													0	9,886,283
Beginning Balance at Dec. 31, 2019		2,554,000		6,293,000		(3,740,000)							$ 0	$ 1,000
Beginning Balance (Shares) at Dec. 31, 2019													0	10,291,688
Sale of units in initial public offering, less fair value of warrant liabilities for public warrants		0		0		0							$ 0	$ 0
Sale of units in initial public offering, less fair value of warrant liabilities for public warrants (Shares)													1,799,811	0
Class A ordinary shares subject to possible redemption		(11,000)		(11,000)		0							$ 0	$ 0
Class A ordinary shares subject to possible redemption (Shares)													0	(405,405)
Net income (loss)		(8,409,000)		0		(8,409,000)
Stock-based compensation		3,295,000		3,295,000		0
Ending Balance at Dec. 31, 2020		(2,571,000)		9,577,000		(12,149,000)							$ 0	$ 1,000
Ending Balance (Shares) at Dec. 31, 2020													1,799,811	9,886,283
Sale of units in initial public offering, less fair value of warrant liabilities for public warrants		0		0		0							$ 0	$ 0
Sale of units in initial public offering, less fair value of warrant liabilities for public warrants (Shares)													237,869	0
Net income (loss)		(27,822,000)		0		(27,822,000)
Stock-based compensation		4,942,000		4,942,000		0
Ending Balance at Sep. 30, 2021		(25,451,000)	$ (17,470,144)	14,519,000	$ 0	(39,971,000)	$ (17,470,832)		$ 0		$ 688		$ 0	$ 1,000
Ending Balance (Shares) at Sep. 30, 2021									0		6,875,000		2,037,680	9,886,283
Beginning Balance at Jan. 07, 2021			0		0		0		$ 0		$ 0
Beginning Balance (Shares) at Jan. 07, 2021									0		0
Issuance of Class B ordinary shares to Sponsor	[1],[2]		25,000		24,310						$ 690
Issuance of Class B ordinary shares to Sponsor (Shares)									0		6,900,000	[1],[2]
Class B ordinary shares forfeited (Shares)										900,000
Net income (loss)			(10,484)				(10,484)		$ 0
Ending Balance at Jan. 18, 2021			14,516		24,310		(10,484)		$ 0		$ 690
Ending Balance (Shares) at Jan. 18, 2021									0		6,900,000
Beginning Balance at Jan. 07, 2021			0		0		0		$ 0		$ 0
Beginning Balance (Shares) at Jan. 07, 2021									0		0
Issuance of Class B ordinary shares to Sponsor			25,000		24,310				$ 0		$ 690
Issuance of Class B ordinary shares to Sponsor (Shares)									0		6,900,000
Excess cash received over the fair value of the private warrants			3,466,667		3,466,667
Accretion on Class A ordinary shares subject to possible redemption amount			(20,124,954)		(3,490,977)		(16,633,977)
Net income (loss)			998,092				998,092
Ending Balance at Mar. 31, 2021			(15,635,195)		0		(15,635,885)		$ 0		$ 690
Ending Balance (Shares) at Mar. 31, 2021									0		6,900,000
Beginning Balance at Jan. 07, 2021			0		0		0		$ 0		$ 0
Beginning Balance (Shares) at Jan. 07, 2021									0		0
Net income (loss)			(4,306,111)
Ending Balance at Jun. 30, 2021			(20,939,398)		0		(20,940,086)		$ 0		$ 688
Ending Balance (Shares) at Jun. 30, 2021									0		6,875,000
Beginning Balance at Jan. 07, 2021			0		0		0		$ 0		$ 0
Beginning Balance (Shares) at Jan. 07, 2021									0		0
Accretion on Class A ordinary shares subject to possible redemption amount								$ (20,124,954)
Net income (loss)			(836,857)					(646,698)		$ (190,159)
Ending Balance at Sep. 30, 2021		(25,451,000)	(17,470,144)	14,519,000	0	(39,971,000)	(17,470,832)		$ 0		$ 688		$ 0	$ 1,000
Ending Balance (Shares) at Sep. 30, 2021									0		6,875,000		2,037,680	9,886,283
Beginning Balance at Mar. 31, 2021			(15,635,195)		0		(15,635,885)		$ 0		$ 690
Beginning Balance (Shares) at Mar. 31, 2021									0		6,900,000
Class B ordinary shares forfeited					2				$ 0		$ (2)
Class B ordinary shares forfeited (Shares)									0		(25,000)
Subsequent measurement of Class A ordinary shares subject to redemption against additional paid-in capital and accumulated deficit					(2)		2
Net income (loss)			(5,304,203)				(5,304,203)
Ending Balance at Jun. 30, 2021			(20,939,398)		0		(20,940,086)		$ 0		$ 688
Ending Balance (Shares) at Jun. 30, 2021									0		6,875,000
Net income (loss)			3,469,254				3,469,254	$ 2,775,403	$ 0	$ 693,851
Ending Balance at Sep. 30, 2021		$ (25,451,000)	$ (17,470,144)	$ 14,519,000	$ 0	$ (39,971,000)	$ (17,470,832)		$ 0		$ 688		$ 0	$ 1,000
Ending Balance (Shares) at Sep. 30, 2021									0		6,875,000		2,037,680	9,886,283

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.